U.S. Bancorp (Parent Company) - Condensed Statement of Financial Position of Parent Company Only (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Assets
Available-for-sale securities	$ 56,069	[1]	$ 40,935	[1]
Other assets	27,059	[1]	26,096	[1]
Total assets	402,529		364,021
Liabilities and Shareholders' Equity
Short-term funds borrowed	29,893		27,608		26,302
Long-term debt	32,260		20,049
Other liabilities	13,475		12,434
Shareholders' equity	43,479		41,113
Total liabilities and equity	402,529		364,021
Parent Company [Member]
Assets
Due from banks, principally interest-bearing	10,775		8,371
Available-for-sale securities	464		463
Other assets	1,762		1,628
Total assets	57,706		53,350
Liabilities and Shareholders' Equity
Short-term funds borrowed	177		138
Long-term debt	13,189		11,416
Other liabilities	861		683
Shareholders' equity	43,479		41,113
Total liabilities and equity	57,706		53,350
Bank Subsidiaries [Member] | Parent Company [Member]
Assets
Investments in subsidiaries	39,599		37,558
Advances to subsidiaries	2,650		2,250
Non-bank Subsidiaries [Member] | Parent Company [Member]
Assets
Investments in subsidiaries	1,906		1,546
Advances to subsidiaries	$ 550		$ 1,534

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.